KRANESHARES TRUST

KraneShares Bosera MSCI China A Share ETF (the “Fund”)

Supplement dated May 25, 2016 to the currently effective Summary Prospectus and Statutory Prospectus, as supplemented, for the Fund

This supplement provides new and additional information beyond that contained in the currently effective Summary Prospectus and Statutory Prospectus (each, a “Prospectus” and together, the “Prospectuses”) listed above and should be read in conjunction with the Prospectuses.

Ms. Jean Kong has resigned as a portfolio manager of the Fund and has been replaced by Mrs. Qiong Wan. Accordingly, the following changes apply to the Prospectuses:

1.	In the “Fund Summary” section of the Prospectuses, the “Portfolio Manager” sub-section is deleted in its entirety and replaced with the following:

Portfolio Manager
Mrs. Qiong Wan, a Fund Manager at Bosera, has managed the Fund since 2016.

2.	In the “Management” section of the Statutory Prospectus, the “Portfolio Manager” sub-section is deleted in its entirety and replaced with the following:

Portfolio Manager

Mrs. Qiong Wan is responsible for managing the Fund. Mrs. Wan has more than nine years of work experience in the financial services industry. In that time, she has worked in various capacities ranging from accounting to fund management. Mrs. Wan joined Bosera in March 2011 as a fund manager assistant on the Index & Quant Team. From December 2013 to June 2015, she served as a backup fund manager of the Bosera FTSE China A50 Index ETF, and from June 2015 to May 2016, she served as a fund manager on the Index & Quant Team. Mrs. Wan graduated with a Bachelor of Business Administration from Central South University in June 2004 and earned a Master of Science in Quantitative Economics from Central South University in May 2009.

Additional information about the Portfolio Manager’s compensation, other accounts managed by the Portfolio Manager, and the Portfolio Manager’s ownership of securities in the Fund is available in the SAI.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

KRANESHARES TRUST

KraneShares Bosera MSCI China A Share ETF (the “Fund”)

Supplement dated May 25, 2016 to the currently effective

Statement of Additional Information, as supplemented, for the Fund

This supplement provides new and additional information beyond that contained in the currently effective Statement of Additional Information listed above and should be read in conjunction with the Statement of Additional Information.

Ms. Jean Kong has resigned as a portfolio manager of the Fund and has been replaced by Mrs. Qiong Wan. Accordingly, the following changes apply to the Statement of Additional Information:

1.	The first three paragraphs in the “Portfolio Manager” section of the Statement of Additional Information are deleted in their entirety and replaced with the following:

Mrs. Qiong Wan is responsible for managing the Fund. Mrs. Wan has more than nine years of work experience in the financial services industry. In that time, she has worked in various capacities ranging from accounting to fund management. Mrs. Wan joined Bosera in March 2011 as a fund manager assistant on the Index & Quant Team. From December 2013 to June 2015, she served as a backup fund manager of the Bosera FTSE China A50 Index ETF, and from June 2015 to May 2016, she served as a fund manager on the Index & Quant Team. Mrs. Wan graduated with a Bachelor of Business Administration from Central South University in June 2004 and earned a Master of Science in Quantitative Economics from Central South University in May 2009.

Portfolio Manager Fund Ownership. Mrs. Wan began managing the Fund in May 2016. As of April 30, 2016, Mrs. Wan did not beneficially own shares of the Fund.

Other Accounts. The portfolio manager is responsible for the day-to-day management of certain other accounts, as follows:

Name	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($ millions)	Number of Accounts	Total Assets ($ millions)	Number of Accounts	Total Assets ($ millions)
Mrs. Qiong Wan*	1	$3.3	0	$0	0	$0

* Mrs. Wan became Portfolio Manager of the Fund in May 2016. The information provided is as of April 30, 2016.

The Board of Trustees of KraneShares Trust has approved new transaction fees for creations and redemptions of Creation Units of the Fund. Accordingly, the following changes apply to the Statement of Additional Information:

1.	In the “Creation and Redemption of Creation Units” section of the Statement of Additional Information, the third paragraph of the “Costs Associated with Creation Transactions” sub-section is deleted in its entirety and replaced with the following:

The Fund’s standard creation transaction fee is $8,500, plus a variable fee up to a total of 2% of the value of the creation unit(s) purchased, which is used to compensate the Fund for any difference between the actual expenses incurred by the Fund in investing in the Fund Deposit and the standard creation transaction fee. The Adviser may adjust the fee from time to time based on actual experience.

2.	In the “Creation and Redemption of Creation Units” section of the Statement of Additional Information, the second paragraph of the “Costs Associated with Redemption Transactions” sub-section is deleted in its entirety and replaced with the following:

The Fund’s standard redemption transaction fee is $8,500, plus a variable fee up to a total of 2% of the value of the creation unit(s) redeemed, which is used to compensate the Fund for any difference between the actual expenses incurred by the Fund in selling the Fund Deposit and the standard redemption transaction fee. The Adviser may adjust the fee from time to time based on actual experience.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.